Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Share - RICE ACQUISITION CORP. II [Member] - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net (loss) income	$ (1,855,423)	$ 13,517,410	$ (7,042,556)	$ 3,252,145
Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	34,502,500
Basic and diluted net (loss) income per ordinary share	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09
Class B [Member]
Numerator:
Allocation of net (loss) income	$ (463,822)	$ 3,379,108	$ (2,754,733)	$ 812,977
Denominator:
Basic and diluted weighted average ordinary shares outstanding	8,625,000	8,625,000
Basic and diluted net (loss) income per ordinary share	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09